Property, Plant And Equipment, Net And Right-Of-Use Assets - Summary of Movement in Property, Plant and Equipment Accounts and Its Related Accumulated Depreciation (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	S/ 470,554	S/ 865,735	S/ 1,113,599
Additions	80,558	83,186	172,448
Transfer to investment property	(1,460)
Deconsolidation, net		(292,156)	(83,441)
Transfers to intangibles (Note 17)			(169)
Deduction for sale of assets	(35,425)	(95,981)	(308,103)
Disposals, net	(1,637)	(14,619)
Depreciation charge	(72,038)	(123,100)	(197,484)
Impairment loss	(20,018)	(5,664)	(14,680)
Depreciation for sale deductions	28,710	57,024	207,765
Translations adjustments	(5,374)	(3,871)	1,255
Net carrying amount	443,870	470,554	865,735
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	1,116,350	1,845,331	2,154,316
Disposals, net			(25,455)
Net carrying amount	1,144,220	1,116,350	1,845,331
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(645,796)	(979,596)	(1,040,717)
Net carrying amount	(700,350)	(645,796)	(979,596)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	20,209	23,678	32,614
Additions	290		157
Transfer to investment property	(273)
Deconsolidation, net		(3,183)	(3,713)
Deduction for sale of assets			(5,616)
Translations adjustments	(525)	(286)	236
Net carrying amount	19,701	20,209	23,678
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	20,209	23,678	32,614
Net carrying amount	19,974	20,209	23,678
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(273)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	86,382	112,961	195,096
Additions	396	13,216	2,724
Transfer to investment property	(1,187)
Deconsolidation, net		(33,989)	(26,109)
Reclassifications	1,544	17,129	1,969
Deduction for sale of assets	(78)	(3,527)	(51,736)
Disposals, net		(9,723)
Depreciation charge	(5,992)	(14,257)	(12,469)
Depreciation for sale deductions	78	1,189	3,579
Translations adjustments	(360)	3,383	152
Net carrying amount	80,783	86,382	112,961
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	112,548	157,949	241,352
Disposals, net			(245)
Net carrying amount	113,339	112,548	157,949
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(26,166)	(44,988)	(46,256)
Net carrying amount	(32,556)	(26,166)	(44,988)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	266,095	444,270	533,553
Additions	23,011	11,318	48,207
Deconsolidation, net		(108,993)
Reclassifications	40,840	16,626	12,459
Transfers to intangibles (Note 17)			2,119
Deduction for sale of assets	(22,885)	(55,567)	(149,202)
Disposals, net	(316)	(2,607)
Depreciation charge	(48,035)	(67,430)	(100,976)
Impairment loss	(4,232)	(5,664)	(14,328)
Depreciation for sale deductions	20,597	37,452	115,864
Translations adjustments	(3,719)	(3,310)	606
Net carrying amount	271,356	266,095	444,270
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	694,284	998,207	1,090,460
Disposals, net			(4,032)
Net carrying amount	726,173	694,284	998,207
Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(428,189)	(553,937)	(556,907)
Net carrying amount	(454,817)	(428,189)	(553,937)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	39,225	181,250	203,819
Additions	861	9,377	36,594
Deconsolidation, net		(110,859)	(1,527)
Reclassifications	1,033	(1,415)	2,888
Transfers to intangibles (Note 17)			724
Deduction for sale of assets	(9,531)	(32,399)	(92,079)
Disposals, net	(101)	(1,418)
Depreciation charge	(9,782)	(19,391)	(45,457)
Depreciation for sale deductions	5,232	14,868	84,145
Translations adjustments	(726)	(788)	(350)
Net carrying amount	26,211	39,225	181,250
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	83,345	380,724	443,641
Disposals, net			(7,507)
Net carrying amount	74,434	83,345	380,724
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(44,120)	(199,474)	(239,822)
Net carrying amount	(48,223)	(44,120)	(199,474)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	9,429	14,984	20,171
Additions	687	2,145	11,607
Deconsolidation, net		(1,539)	(2,153)
Reclassifications	118	(1,430)	609
Deduction for sale of assets	(133)	(2,164)	(4,200)
Disposals, net	(187)	(292)
Depreciation charge	(2,092)	(3,954)	(11,654)
Depreciation for sale deductions	86	1,813	1,049
Translations adjustments	(13)	(134)	(23)
Net carrying amount	7,895	9,429	14,984
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	57,222	62,435	59,593
Disposals, net			(422)
Net carrying amount	55,710	57,222	62,435
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(47,793)	(47,451)	(39,422)
Net carrying amount	(47,815)	(47,793)	(47,451)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	6,901	47,024	87,801
Additions	8,693	14,122	36,179
Deconsolidation, net		(32,878)	(46,032)
Reclassifications	2,054	75	6,579
Deduction for sale of assets	(2,789)	(2,200)	(5,270)
Disposals, net	(229)	(461)
Depreciation charge	(6,137)	(18,068)	(26,928)
Depreciation for sale deductions	2,717	1,702	3,128
Translations adjustments	(31)	(2,415)	980
Net carrying amount	11,179	6,901	47,024
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	106,068	180,409	246,102
Disposals, net			(9,413)
Net carrying amount	111,696	106,068	180,409
Other equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(99,167)	(133,385)	(158,301)
Net carrying amount	(100,517)	(99,167)	(133,385)
Replacement and In-transit units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	17,749	22,873	21,692
Additions	7,036	5,577	23,802
Deconsolidation, net			(3,903)
Reclassifications	(14,163)	(10,577)	(17,524)
Transfers to intangibles (Note 17)			(964)
Deduction for sale of assets	(9)	(124)
Disposals, net			(230)
Net carrying amount	10,613	17,749	22,873
Replacement and In-transit units [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	17,758	22,882	21,701
Net carrying amount	10,624	17,758	22,882
Replacement and In-transit units [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(9)	(9)	(9)
Net carrying amount	(11)	(9)	(9)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	24,564	18,695	18,853
Additions	39,584	27,431	13,178
Deconsolidation, net		(715)	(4)
Reclassifications	(31,426)	(20,408)	(6,980)
Transfers to intangibles (Note 17)			(2,048)
Disposals, net	(804)	(118)	(3,606)
Impairment loss	(15,786)		(352)
Translations adjustments		(321)	(346)
Net carrying amount	16,132	24,564	18,695
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	24,916	19,047	18,853
Net carrying amount	32,270	24,916	19,047
Work in progress [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(352)	(352)	0
Net carrying amount	S/ (16,138)	S/ (352)	S/ (352)